UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number            811-22611

NT Equity Long/Short Strategies Fund

(Exact name of registrant as specified in charter)

50 South LaSalle Street

Chicago, IL 60603

(Address of principal executive offices) (Zip code)

Margret Duvall,

President and Principal Executive Officer

NT Equity Long/Short Strategies Fund

50 South LaSalle Street

Chicago, IL 60603

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 630-6000

Date of fiscal year end: March 31

Date of reporting period: September 30, 2012

Item 1. Reports to Stockholders.

2

NT EQUITY LONG/SHORT STRATEGIES FUND

2	STATEMENT OF ASSETS AND LIABILITIES

3	SCHEDULE OF INVESTMENTS

5	STATEMENT OF OPERATIONS

6	STATEMENT OF CHANGES IN NET ASSETS

7	STATEMENT OF CASH FLOWS

8	FINANCIAL HIGHLIGHTS

9	NOTES TO THE FINANCIAL STATEMENTS

16	FOR MORE INFORMATION

NOT FDIC INSURED

May lose value/No bank guarantee

SEMIANNUAL REPORT	1	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

STATEMENT OF ASSETS AND LIABILITIES	SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands, except per unit data
ASSETS:
Investments in Sub-Funds, at fair value (Cost $56,478,000)	$59,162,000
Cash and cash equivalents	184,000
Deposit or pending investments in Sub-Funds	6,000,000
Receivable for investments sold	6,805,000
Receivable from affiliates	102,000
Prepaid and other assets	51,000
Total Assets	72,304,000
LIABILITIES:
Capital subscriptions received in advance	5,450,000
Payable for fund shares redeemed	2,443,000
Payable to affiliates:
Investment management fees	204,000
Administration fees and expenses	7,000
Custody and accounting fees	2,000
Transfer agent fees and expenses	1,000
Trustee fees and expenses	22,000
Other accrued liabilities	180,000
Total Liabilities	8,309,000
Net Assets	$63,995,000
ANALYSIS OF NET ASSETS:
Net capital	$62,805,000
Accumulated net investment loss	(1,102,000)
Accumulated undistributed net realized loss	(392,000)
Net unrealized appreciation (depreciation) on investments	2,684,000
Net Assets	$63,995,000

Units Outstanding (unlimited authorization)	6,252,000

Net Asset Value, Per Unit	$10.24

See Notes to the Financial Statements.

NT EQUITY LONG/SHORT STRATEGIES FUND	2	SEMIANNUAL REPORT

NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

VALUE (ROUNDED TO THOUSANDS)
SUB-FUNDS – 92.4%
Asia Long/Short Equity – 7.6%
(Cost $5,076,000)
Asian Century Quest Fund (QP), L.P.	$4,875,000
Emerging Markets – 8.4%
(Cost $5,000,000)
Discovery Global Opportunity Partners, L.P.	5,412,000
Long/Short Equity – 60.1%
(Cost $36,252,000)
Alysheba QP Fund, L.P.	6,936,000
Amici Qualified Associates, L.P.	4,600,000
Broadfin Healthcare	3,543,000
Broadway Gate Onshore Fund, L.P.	5,049,000
Dorsal Capital Partners, L.P.	7,626,000
Lakewood Capital Partners, L.P.	5,987,000
Trian Partners, L.P.	4,728,000
38,469,000
Non-US Equity Hedge – 16.3%
(Cost $10,150,000)
Pelham Long/Short Fund, L.P.	5,107,000
Zebedee Focus Fund Limited	5,299,000
10,406,000
Total Sub-Funds
(Cost $56,478,000)	$59,162,000

	NUMBER OF SHARES	VALUE (ROUNDED TO THOUSANDS)
CASH EQUIVALENT – 0.3%
Northern Institutional Funds - Diversified Assets Portfolio, 0.01% (1)(2)	184,000	$184,000
Total Cash Equivalent
(Cost $184,000)		$184,000

TOTAL INVESTMENTS – 92.7%
(Cost $56,662,000)		$59,346,000
Other Assets less Liabilities – 7.3%		4,649,000
NET ASSETS – 100.0%		$63,995,000

(1)	Investment in affiliated Portfolio. The Northern Trust Company of Connecticut is the investment manager of the Fund. Northern Trust Investments, Inc. is the investment adviser to the Diversified Assets Portfolio of the Northern Institutional Funds. The Northern Trust Company of Connecticut and Northern Trust Investments, Inc. are both subsidiaries of Northern Trust Corporation.
(2)	At March 31, 2012, the value of the Fund’s investment in the Diversified Assets Portfolio of the Northern Institutional Funds was approximately $825,000 with net sales of approximately $641,000 during the six months ended September 30, 2012.

Percentages shown are based on net assets.

Sub-Fund investments are non-income producing.

At September 30, 2012, the investment strategies of Sub-Funds as a percentage of the Fund’s net assets were as follows:

STRATEGY WEIGHTINGS	PERCENTAGE
Asia Long/Short Equity	7.6%
Emerging Markets	8.4
Long/Short Equity	60.1
Non-U.S. Equity Hedge	16.3
Cash Equivalent and Other Assets Less Liabilities	7.6
Total	100.0%

At September 30, 2012, the Fund’s Sub-Funds’ investments were domiciled as follows:

COUNTRIES	COST	VALUE
Cayman Islands – 8.3%	$5,250,000	$5,299,000
United States – 84.1%	51,228,000	53,863,000
Total		$59,162,000

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in three levels listed below:

Level 1 – Quoted market prices in active markets for identical investments on the measurement date and on an ongoing basis.

Level 2 – Other observable inputs. The Fund utilized the following valuation technique on Level 2 investments: The Fund valued certain investments at the net asset value, which in turn is based on valuation data obtained from external valuation sources for which those investments may have the ability to be fully redeemed at the net asset value in the “near term.”

Level 3 – Valuation based on inputs that are unobservable and significant.

See Notes to the Financial Statements.

SEMIANNUAL REPORT	3	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

SCHEDULE OF INVESTMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following is a summary of the inputs used in valuing the Fund’s investments, which are carried at fair value, as of September 30, 2012. The strategy classifications listed below are unaudited.

INVESTMENTS	LEVEL 1 (000s)	LEVEL 2 (000s)	LEVEL 3 (000s)	TOTAL (000s)
Sub-Funds
Asia Long/Short Equity	$–	$4,875	$–	$4,875
Emerging Markets	–	5,412	–	5,412
Long/Short Equity	–	38,469	–	38,469
Non-U.S. Equity Hedge	–	10,406	–	10,406
Cash Equivalent	184	–	–	184
Total	$184	$59,162	$–	$59,346

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At September 30, 2012, there were no transfers between Level 1, Level 2, or Level 3 based on levels assigned to the securities on March 31, 2012. U.S. GAAP provides additional guidance for estimating fair value when the volume and level of activity for the asset or liability have significantly decreased as well as guidance on identifying circumstances that indicate when a transaction in not orderly.

See Notes to the Financial Statements.

NT EQUITY LONG/SHORT STRATEGIES FUND	4	SEMIANNUAL REPORT

NT EQUITY LONG/SHORT STRATEGIES FUND

STATEMENT OF OPERATIONS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands
EXPENSES:
Investment management fees	$394,000
Administration fees and expenses	38,000
Custody and accounting fees	16,000
Transfer agent fees	3,000
Audit and tax fees	64,000
Insurance	30,000
Legal fees	98,000
Printing	13,000
Trustee fees and expenses	45,000
Offering costs	94,000
Organizational costs	9,000
Interest expense	7,000
Other	41,000
Total expenses	852,000
Less expenses reimbursed by investment manager	(206,000)
Total Net Expenses	646,000
Net Investment Loss	(646,000)
NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized loss on investments	(392,000)
Net change in unrealized appreciation (depreciation) on investments	907,000
Net Gain on Investments	515,000
Net Decrease in Net Assets Resulting from Operations	$(131,000)

See Notes to the Financial Statements.

SEMIANNUAL REPORT	5	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

STATEMENT OF CHANGES IN NET ASSETS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012

(UNAUDITED) OR PERIOD ENDED MARCH 31, 2012*

Rounded to thousands	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)	PERIOD ENDED MARCH 31, 2012*
OPERATIONS:
Net investment loss	$(646,000)	$(456,000)
Net realized loss on investments	(392,000)	—
Net change in unrealized appreciation (depreciation) on investments	907,000	1,777,000
Net Increase (Decrease) in Net Assets Resulting from Operations	(131,000)	1,321,000
UNIT TRANSACTIONS:
Capital Subscriptions (1,079,000 and 5,437,000 Units)	11,030,000	54,414,000
Capital Redemptions (264,000 and 0 Units)	(2,639,000)	—
Net Increase in Net Assets Resulting from Capital Transactions	8,391,000	54,414,000
Total Increase in Net Assets	8,260,000	55,735,000
NET ASSETS:
Beginning of period (5,437,000 Units)	55,735,000	—
End of period (6,252,000 Units)	$63,995,000	$55,735,000
Accumulated Net Investment Loss	$(1,102,000)	$(456,000)

*	The Fund was seeded on September 1, 2011, in order to establish the Trust, and commenced investment operations on October 3, 2011.

See Notes to the Financial Statements.

NT EQUITY LONG/SHORT STRATEGIES FUND	6	SEMIANNUAL REPORT

NT EQUITY LONG/SHORT STRATEGIES FUND

STATEMENT OF CASH FLOWS	FOR THE SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED)

Rounded to thousands
CASH FLOWS FROM OPERATING ACTIVITIES
Net decrease in net assets from operations	$(131,000)
Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:
Purchase of Sub-Funds	(17,250,000)
Proceeds from disposition of Sub-Funds	3,076,000
Realized loss from investments	392,000
Net change in unrealized appreciation on investments	(907,000)
Changes in operating assets and liabilities:
Decrease in receivable from affiliates	83,000
Decrease in prepaid and other assets	50,000
Increase in investment management fees payable	40,000
Decrease in administration fees and expenses payable	(7,000)
Decrease in custody and accounting fees payable	(3,000)
Increase in trustee fees and expenses payable	21,000
Increase in other accrued liabilities	6,000
Net cash flow used in operating activities	(14,630,000)
CASH FLOWS FROM FINANCING ACTIVITIES
Capital subscriptions	14,185,000
Capital redemptions	(196,000)
Net cash flow provided by financing activities	13,989,000
NET DECREASE IN CASH AND CASH EQUIVALENTS	(641,000)
Cash and Cash Equivalents—Beginning of period	825,000
Cash and Cash Equivalents—End of period	$184,000

See Notes to the Financial Statements.

SEMIANNUAL REPORT	7	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

FINANCIAL HIGHLIGHTS

Selected per unit data	SIX MONTHS ENDED SEPTEMBER 30, 2012 (UNAUDITED) (5)		PERIOD ENDED MARCH 31, 2012 (5)(8)
Net Asset Value, Beginning of Period	$10.25		$10.00
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
Net investment loss	(0.11)		(0.12)
Net realized and unrealized gains	0.09		0.37
UNITS TRANSACTIONS:
Capital redemptions	0.01	(6)	—
Total from Investment Operations and Unit Transactions	(0.01)		0.25
Net Asset Value, End of Period	$10.24		$10.25
Total Return (1)	(0.10)%		2.50%
SUPPLEMENTAL DATA AND RATIOS:
Net Assets, rounded to thousands, end of period	$63,995,000		$55,735,000
Ratio to average net assets of: (2)
Expenses, net of reimbursements (3)	2.05	%(7)	2.05	%(7)
Expenses, before reimbursements (3)	2.70%		4.07%
Net investment loss, net of reimbursements	(2.05	)%(7)	(2.05	)%(7)
Net investment loss, before reimbursements	(2.70)%		(4.07)%
Portfolio Turnover Rate (4)	16.15%		0.00%

(1)	Assumes investment at net asset value at the beginning of the period and a complete redemption of the investment at net asset value at the end of the period. An investor’s return may vary from these returns based on the timing of capital transactions. Total return is not annualized for periods less than one year.
(2)	Ratios annualized for periods less than one year.
(3)	The computation of such ratios based on the amount of expenses assessed to an investor’s capital may vary from these ratios based on the timing of capital transactions. These ratios do not include the expenses of the Sub-Funds.
(4)	Portfolio turnover rate includes initial and additional investments in Sub-Funds, as well as partial and full withdrawals from Sub-Funds.
(5)	Per unit information is calculated using the average units outstanding method.
(6)	Amount relates to early withdrawal charge.
(7)	The net expense and net investment loss ratios include an additional reimbursement on advisory fees incurred in connection with the investment of uninvested cash in an affiliated money market fund of approximately $1,000, which represents less than 0.005 percent of average net assets for the six months ended September 30, 2012 and period ended March 31, 2012, respectively. Absent the additional reimbursement, expense reimbursement would have been decreased and net investment loss and net expenses increased by a corresponding amount.
(8)	For the period from October 3, 2011 (commencement of investment operations) through March 31, 2012.

See Notes to the Financial Statements.

NT EQUITY LONG/SHORT STRATEGIES FUND	8	SEMIANNUAL REPORT

NT EQUITY LONG/SHORT STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS	SEPTEMBER 30, 2012 (UNAUDITED)

1. ORGANIZATION

NT Equity Long/Short Strategies Fund (the “Fund”) was formed on May 13, 2011 as a Delaware statutory trust governed by the laws of the State of Delaware and commenced investment operations on October 3, 2011. The Fund is registered as a non-diversified closed-end management investment company under the Investment Company Act of 1940 (the “1940 Act”). The Fund’s investment objective is to achieve attractive risk-adjusted returns through investments in an equity long/short focused portfolio of assets. The Fund operates as a “Fund of Funds,” investing, either directly or indirectly, in a group of funds or other pooled investment vehicles (the “Sub-Funds”) managed by investment advisers selected by the Fund’s investment manager. The Fund seeks to provide investors with exposure to alternative investment strategies by investing in Sub-Funds that invest in a broad range of markets and instruments, using a focused selection of investment styles.

U.S. tax-exempt investors and non-U.S. investors may not invest directly in the Fund, but rather should invest in one of the two following “Feeder Funds,” both of which invest substantially all of their assets in the Fund: (1) Northern Trust Equity Long/Short Strategies Fund, Q.P., which is open to U.S. tax-exempt investors and non-U.S. investors that are both Accredited Investors and Qualified Purchasers (as such term is defined in Section 2(a)(51) of the 1940 Act) or (2) Northern Trust Equity Long/Short Strategies Fund, which is open to U.S. tax-exempt investors and non-U.S. investors that are Accredited Investors, but not Qualified Purchasers.

The Northern Trust Company of Connecticut (“NTCC”), a subsidiary of Northern Trust Corporation (“NTC”), serves as the investment manager.

The Northern Trust Company (“Northern Trust”) is the custodian, fund accountant, transfer agent and sub-administrator of the Fund.

Northern Trust Investments, Inc. (“NTI”), an indirect subsidiary of NTC and a direct subsidiary of Northern Trust, serves as the administrator of the Fund.

Northern Trust Securities, Inc., (“NTSI”), a subsidiary of NTC, serves, as a placement agent of the Fund.

2. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America or “U.S. GAAP”. The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results may differ from those estimates.

A) VALUATION OF SECURITIES Investments in Sub-Funds are valued at fair value, as determined by NTCC, pursuant to delegation from the Board of Trustees (the “Board”) of the Fund. In determining the fair value of each Sub-Fund, NTCC will take into account the estimated net asset value of such Sub-Fund provided to the Fund by the Sub-Fund, as well as any other considerations that may, in NTCC’s judgment, increase or decrease such estimated value. Such considerations may include, but are not limited to changes in equity and fixed income markets, type of Sub-Fund (i.e., strategy), and current financial position of the Sub-Fund. Accordingly, because of the inherent uncertainty of these valuations, these estimated values may differ significantly from the values that could have been used had a readily available market for the investments existed, and the differences could be material. Cash Equivalent, which is comprised of the Diversified Assets Portfolio of the Northern Institutional Funds, an open-ended investment company, is valued at its net asset value.

B) CASH AND CASH EQUIVALENTS The Fund treats all financial instruments with original maturities of 3 months or less as cash equivalents. Cash and cash equivalents held in the Fund are shown on the accompanying Schedule of Investments.

C) INVESTMENT TRANSACTIONS, INCOME AND EXPENSES Investment transactions are recorded as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income and expenses are recognized on an accrual basis. The Fund does not currently intend to make any distributions. The interest rate reflected in the Schedule of Investments represents the 7-day yield for money market funds.

D) ORGANIZATION AND OFFERING COSTS Organization costs consist of costs incurred to establish the Fund and enable it legally to do business. Such organization expenses include, but are not limited to, legal fees, trustee fees and accounting fees, as well as any other costs incurred to establish the Fund. For the six months ended September 30, 2012, the Fund was reimbursed approximately $9,000 for organization costs which is included in Less expenses reimbursed by investment manager on the Statement of Operations. Offering costs are accounted for as deferred costs until operations begin. Offering costs include legal fees regarding the preparation of the initial registration statement. Offering costs are amortized to expense over twelve months, from beginning of investment operations, on a straight-line basis.

SEMIANNUAL REPORT	9	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued

E) FEES AND EXPENSES The Fund is responsible for paying administrative and operating expenses. In addition, the Fund is responsible for paying the operating expenses of the Feeder Funds.

The Fund also is responsible for fees payable by the Sub-Funds to their respective advisers (collectively, the “Advisory Fees”) in proportion to the Fund’s investments in the Sub-Funds. The Advisory Fees will vary, but they will typically consist of a management (asset-based) fee and an incentive fee. Management fees typically range between 1% and 2% of a Sub-Fund’s net asset value per year and incentive fees typically range between 10% and 25% of the Sub-Fund’s net new profits. These Advisory Fees are accounted for in the valuations of the Sub-Funds (which are reported in these financial statements net of such fees) and are not included in the Statement of Operations.

F) FEDERAL INCOME TAXES The Fund operates and has elected to be treated as a partnership for federal income tax purposes. Accordingly, no provision for the payment of federal, state or local income taxes has been provided. Each unitholder is individually required to report on its own tax return its distributive share of the Fund’s taxable income or loss.

As of March 31, 2012, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure. As the Fund commenced investment operations on October 3, 2011, there are currently no open tax years.

G) VALUATION PROCESS The Board has approved procedures pursuant to which the Fund values its investments in Sub-Funds at fair value. The Board has delegated the responsibility of determining the valuation of the Fund’s Sub-Funds to the Fund’s Pricing Committee (“Pricing Committee”), subject to oversight by the Board. The Pricing Committee consists of representatives from NTI and from NTCC as recommended to, and approved by, the Fund’s Board.

In determining the month end value of each Sub-Fund investment, the Pricing Committee considers the estimated net asset value (“NAV”) of such Sub-Fund investment provided to the Fund by the Sub-Fund, as well as any other considerations identified that may increase or decrease such estimated value. In addition, each Sub-Fund’s NAV’s are monitored in conformity with U.S. GAAP through monthly reviews of the values of the underlying investments in each Sub-Fund and through operational due diligence performed prior to investing in a Sub-Fund and continually through the review of each Sub-Fund’s audited financial statements. If a Sub-Fund’s NAV is not available or a Sub-Fund’s NAV is determined not to be reasonable based on the Pricing Committee’s evaluation, the Pricing Committee will make the final determination of the fair value of a Sub-Fund. In making its determination, the Pricing Committee is authorized to consider the factors that it deems appropriate to the determination of the fair value of the Sub-Fund. Such factors may include, but are not limited to, the following: changes in the equity and fixed income markets; type of Sub-Fund (i.e., strategy); current financial position of the Sub-Fund; cost of the investment; and news events.

NTCC continually monitors markets and the investment managers of the Sub-Funds. NTCC is responsible for notifying the Pricing Committee if the markets and/or a Sub-Fund’s manager’s circumstances relevant to the valuation of the fair valued Sub-Fund change materially.

H) SENSITIVITY ANALYSIS The NAV of a Sub-Fund will increase or decrease based upon current financial market conditions, the Sub-Fund’s investment strategy and the performance of the underlying investments of the Sub-Fund.

3. RELATED PARTY, INVESTMENT MANAGEMENT AND OTHER AGREEMENTS

As compensation for investment management services, NTCC is entitled to receive a 1.25% per annum fee of the Fund’s net asset value, payable quarterly in arrears, calculated as of the last business day of each quarter. NTCC has agreed to reimburse the Fund for all operating expenses, exclusive of management, administration, custody, and transfer agent fees and Sub-Fund fees and expenses, that exceed 0.60% per annum of the Fund’s net asset value. As of September 30, 2012, the Fund was reimbursed approximately $196,000, which is included in Less expenses reimbursed from the investment manager on the Statement of Operations, for the expenses described above.

As compensation for services rendered as transfer agent, including the assumption by Northern Trust of the expenses related thereto, Northern Trust receives a 0.01% per annum fee of the Fund’s net asset value, payable monthly in arrears, calculated as of the last business day of each month.

For compensation as custodian and fund accountant, Northern Trust receives an amount based on a pre-determined schedule of charges approved by the Board.

The Fund has an administration agreement with NTI for certain administrative services. Pursuant to their administration agreement with the Fund, the administrator is entitled to receive a 0.10% per annum fee of the Fund’s net asset value payable monthly in arrears calculated as of the last business day of each month. NTI has retained Northern Trust as sub-administrator. Northern Trust is paid directly by NTI for its services.

NTI has agreed to reimburse the Fund for all administration, sub-administration, custody and transfer agent fees that exceed

NT EQUITY LONG/SHORT STRATEGIES FUND	10	SEMIANNUAL REPORT

NT EQUITY LONG/SHORT STRATEGIES FUND

SEPTEMBER 30, 2012 (UNAUDITED)

0.20% per annum of the Fund’s net asset value. There was no reimbursement for the period ended September 30, 2012, as expenses described above did not exceed the threshold.

NTSI may solicit subscriptions for Common Units (as defined below) on a “best efforts” basis. The Fund does not pay a placement fee to NTSI and common unitholders do not pay any sales charges or servicing fees.

As of September 30, 2012, NTC’s and NTCC’s investments in the Fund were approximately $102,000 and $5,000, respectively (less than 1% of net assets).

The Fund currently invests uninvested cash in the Diversified Assets Portfolio (“DAP” or the “Portfolio”) of Northern Institutional Funds, an investment company which is advised by NTI, pursuant to the terms of an exemptive order issued by the Securities and Exchange Commission (“SEC”). The Fund bears indirectly a proportionate share of the Portfolio’s operating expenses. These operating expenses include the advisory, administrative, transfer agency and custody fees that the Portfolio pays to NTI and/or its affiliates. Currently, the aggregate annual rate of advisory, administration, transfer agency and custody fees payable to NTI and/or its affiliate on any assets invested in DAP is 0.35%. However, the investment manager has agreed to reimburse the Fund for advisory fees otherwise payable to the Fund on any assets invested in DAP. This reimbursement is included on the Statement of Operations as Less expenses reimbursed by the investment manager.

4. CAPITAL TRANSACTIONS

The Fund offers common interests (“Common Units”) in a private placement to qualified investors that are “Accredited Investors” within the meaning given to such term in Regulation D under the Securities Act of 1933, as amended. Common Units are offered monthly. The minimum subscription per investor is $50,000, subject to waiver or modification by NTCC in its sole discretion. Subscriptions are payable in full at the time an investor returns the subscription agreement, which must be at least three business days before the month-end valuation. The net asset value of the Fund is equal to the estimated value of its total assets, minus the estimated sum of its total liabilities, as of the pertinent valuation date. Although common unitholders will not have the right to redeem their Common Units, at the discretion of the Board, and subject to its overall fiduciary duties to all unitholders, the Board intends to make quarterly tender offers of its Common Units at the net asset value as of the applicable tender date. The minimum amount of Common Units that may be tendered is equal to $20,000. Should a Common Unitholder choose to accept any such tender offer, such acceptance must be in writing and must be received by the Fund, as set forth in the notice of such tender offer, within twenty business days from the commencement of such quarterly tender offer. The Fund is authorized to issue preferred units, although none have been offered as of September 30, 2012. Common Units of the Fund will be subject to an early withdrawal charge of 2.00% payable to the Fund if repurchased by the Fund within twelve (12) months of initial investment.

Early withdrawal charges for the six months ended September 30, 2012 were approximately $54,000. There were no early withdrawal charges for the period ended March 31, 2012. These amounts are included in Capital Redemptions in the Statement of Changes in Net Assets.

5. INVESTMENT TRANSACTIONS

The Fund had aggregate purchases of $14,000,000 and proceeds from sales of Sub-Funds of $9,880,000 (excluding short-term investments) for the six months ended September 30, 2012.

At September 30, 2012, the estimated cost of investments for federal income tax purposes was $56,478,000. At September 30, 2012, accumulated net unrealized appreciation (depreciation) on investments was $2,684,000 consisting of $2,999,000 gross unrealized appreciation and $315,000 gross unrealized depreciation.

6. NET ASSETS

The net assets of the Fund are determined as of the last business day of each calendar month.

7. RISK FACTORS

FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK The Sub-Funds may borrow and may utilize various lines of credit, reverse repurchase agreements, “dollar rolls,” issuance of debt securities, swaps, forward purchases, other off-balance sheet derivative transactions and other forms of leverage. While leverage presents opportunities for increasing total return, it has the effect of potentially increasing losses as well. If income and appreciation on investments made with borrowed funds are less than the cost of the leverage, the value of a Sub-Fund’s net assets will decrease. Accordingly, any event which adversely affects the value of an investment by a Sub-Fund would be magnified to the extent leverage is employed. The cumulative effect of the use of leverage in a market that moves adversely to a leveraged investment could result in a substantial loss which would be greater than if leverage were not used. In periods of extreme market volatility, the need to sell assets in a declining market can cause even greater losses, as prices may be artificially depressed. Generally, most leveraged transactions involve the posting of collateral. Increases in the amount of margin that a Sub-Fund is required to post could result in a disposition of Sub-Fund assets at times and prices which could be disadvantageous to the Fund and could result in substantial losses. Creditors’ claims may be senior to the rights of unitholders in the Fund.

SEMIANNUAL REPORT	11	NT EQUITY LONG/SHORT STRATEGIES FUND

NT EQUITY LONG/SHORT STRATEGIES FUND

NOTES TO THE FINANCIAL STATEMENTS continued	SEPTEMBER 30, 2012 (UNAUDITED)

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification 820 (“ASC 820”) Fair Value Measurements and Disclosures requires disclosure to assist in understanding the nature and risk of the investments by major category. The table below summarizes the fair value and other pertinent liquidity information of the underlying investments by major category. The strategy classifications shown in the table below are unaudited.

	Fair Value (in millions)	Unfunded Commitments	Redemption Frequency (If Currently Eligible)	Redemption Notice Period
Asia Long/Short Equity (a)	$5	$—	quarterly	45 days
Emerging Markets (b)	5	—	quarterly	60 days
Long/Short Equity (a)	39	—	quarterly	45-90 days
Non-U.S. Equity Hedge (a)	10	—	monthly	30-90 days

	$59	$—

(a)	Hedged Equity—The managers in this category seek to identify and select equity securities that will rise in price on the long side and those that will fall in price on the short side. Equity securities make up the large bulk of their underlying exposure. Net exposure ranges from zero to 100%, while gross exposure can be 200% or more. Sub-strategies in this category include Asia Long/Short Equity, Long/Short Equity, and Non-U.S. Equity Hedge. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments.

(b)	Market Dependent—The managers in this category employ strategies directed more heavily towards the ebbs and flows of markets on a larger scale, as opposed to focusing on the relative attractiveness between individual securities. Managers seek to identify the direction that certain markets will follow over various time periods and position their portfolios accordingly. Sub-strategies in this category include Emerging Markets. The fair values of the investments in this category have been estimated using the net asset value per share (or its equivalent) of the investments.

8. BOARD OF TRUSTEES

Each member of the Board (each, a “Trustee”) who is not an “interested person” of the Fund, as defined in the 1940 Act, receives an annual retainer of $15,000.

At September 30, 2012, there are four Trustees, of which three are not “interested persons” of the Fund. The Fund reimburses those Trustees who are not “interested persons” for all reasonable out-of-pocket expenses incurred by them in performing their duties.

9. BANK BORROWINGS

On February 29, 2012, the Fund and another registered fund advised by NTCC entered into a $75,000,000 revolving bank credit agreement (the “Agreement”) administered by the Bank of Montreal for liquidity and other purposes. The interest rate charged under the Agreement is 1.75% above the London Interbank Offered Rate (“LIBOR”) on the date of the borrowing. In addition, there is an annual commitment fee of 0.75% on the unused portion of the credit line under the Agreement, payable quarterly in arrears, which is included in Other Expenses on the Statement of Operations. The Agreement will expire on February 28, 2013, unless renewed.

As of September 30, 2012, the Fund had loans of $5,200,000 outstanding which is included in “Other accrued liabilities” on the Statement of Assets and Liabilities.

When utilized, the average dollar amounts of the borrowings and the weighted average interest rates for the six months ended September 30, 2012 on the borrowings were $2,390,000 and 1.99%, respectively.

10. NEW ACCOUNTING PRONOUNCEMENTS

In December 2011, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-11, Disclosures about Offsetting Assets and Liabilities (“ASU 2011-11”). These disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a company’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those reporting entities that prepare their financial statements on the basis of U.S. GAAP and those reporting entities that prepare their financial statements on the basis of IFRS. Specifically, ASU 2011-11 requires reporting entities to disclose 1) both gross and net information about both instruments and transactions eligible for offset in the financial statements and 2) instruments and transactions subject to an agreement similar to a master netting agreement. The effective date of ASU 2011-11 is for interim and annual periods beginning on or after January 1, 2013. At this time, management is evaluating the implications of this requirement and the impact it will have on the Fund’s financial statement disclosures.

11. SUBSEQUENT EVENTS

Management has evaluated subsequent events for the Fund through the date the financial statements were issued, and has concluded that there are no recognized or non-recognized subsequent events relevant for financial statement disclosure.

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FOR MORE INFORMATION	(UNAUDITED)

PORTFOLIO HOLDINGS

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC’s web site at sec.gov. You may also obtain a copy at the SEC’s Public Reference Room in Washington, D.C. Information about the Public Reference Room may be obtained by calling 800-SEC-0330.

PROXY VOTING

A description of the Fund’s Proxy Voting Policies and Procedures and the Fund’s portfolio securities voting record, for the 12-month period ended June 30 are available, without charge, upon request, by contacting the investment manager at 800-595-9111 or by visiting the SEC’s web site at sec.gov.

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Item 2. Code of Ethics.

Not applicable for the reporting period.

Item 3. Audit Committee Financial Expert.

Not applicable for the reporting period.

Item 4. Principal Accountant Fees and Services.

Not applicable for the reporting period.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The registrant has elected to include the schedule of investments in securities of unaffiliated issuers as part of the report to shareholders filed under Item 1 of this report on Form N-CSR.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable for the reporting period.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

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Item 11. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)(17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(c)) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable for the reporting period.

(a)(2)	Exhibit 99.CERT: Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.

(b)	Exhibit 99.906 CERT: Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NT Equity Long/Short Strategies Fund

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 5, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Margret Duvall
Margret Duvall, President
(Principal Executive Officer)

Date: December 5, 2012

By	/s/ Randal Rein
Randal Rein, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date: December 5, 2012

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